SCHEDULE OF ACCOUNTS RECEIVABLES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Accounts receivable	$ 1,388,029	$ 57,365	$ 3,450,141
Accounts Receivable, Allowance for Credit Loss, Current	(82)	(2,107)	(3,450,141)
Total accounts receivable	$ 1,387,947	$ 55,258